Income and Expenses - Changes Regarding Government Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Government Grants [Abstract]
Received during the year	€ 330,968	€ 1,547	€ 4,228
Released to the consolidated statements of operations	(239,017)	€ (1,547)	€ (4,228)
As of December 31	91,951
Government grants	€ 91,951